Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions
Acquisition
Alexco. Effective January 1, 2011, the Company completed the acquisition of substantially all of the assets of Alexco, a manufacturer of hard alloy extrusions for the aerospace industry, based in Chandler, Arizona.
The Company paid net cash consideration of $83.2, with existing cash on hand, and assumed certain liabilities totaling approximately $1.0. Total acquisition related costs were $0.5, of which $0.4 was expensed in 2010 and $0.1 was expensed in 2011. Such expenses are included within Selling, administrative, research and development, and general expenses.
The following table summarizes recognized amounts of identifiable assets acquired and liabilities assumed at the effective date of the acquisition:

Allocation of purchase price:
Cash	$4.9
Accounts receivable, net	3.6
Inventory	6.6
Property, plant and equipment	4.5
Definite-lived intangible assets:
Customer relationships	34.7
Backlog	0.3
Trademark and trade name	0.4
Goodwill	34.1
Accounts payable and other current liabilities	(1.0)
Cash consideration paid	$88.1

Goodwill arising from this transaction reflects (i) the expected synergistic benefits to the Company, as the products manufactured by the acquired operation are expected to complement the Company's other offerings of sheet, plate, cold finish and drawn tube products for aerospace applications and (ii) the calculation of the fair value of the other assets acquired and liabilities assumed in this transaction. Goodwill arising from this transaction is anticipated to be deductible for tax purposes over the next 15 years.
The following unaudited pro forma financial information for the Company summarizes the results of operations for the periods indicated as if the Alexco acquisition had been completed as of January 1, 2010. This pro forma financial information considers principally (i) the Company's audited financial results, (ii) the unaudited historical financial results of Alexco, as supplied to the Company, and (iii) select pro forma adjustments to the historical financial results of Alexco. Such pro forma adjustments represent principally estimates of (i) the impact of the hypothetical amortization of acquired intangible assets and the recognition of fair value adjustments relating to tangible assets in pre-tax income in each period and (ii) the pro forma impact of the transaction on the Company's tax provision in each period. These pro forma adjustments did not have a material impact on the pro forma Net income, as presented below. The following pro forma data does not purport to be indicative of the results of future operations or of the results that would have actually occurred had the acquisition taken place at the beginning of 2010:

	Year Ended
	December 31,
	2011 [1]	2010
Net sales (combined)	$1,301.3	$1,110.7
Net income (combined)	$25.1	$16.9
Basic earnings per share (combined)	$1.32	$0.87
Diluted earnings per share (combined)	$1.32	$0.87

____________

[1]
The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).

The following information presents select financial data relating to the Chandler, Arizona (Extrusion) facility, as included within the Company's consolidated operating results for the year ended December 31, 2011.

Year Ended
December 31, 2011
Net sales	$42.8
Net income before income taxes	$10.5

Nichols. On August 9, 2010, the Company acquired the Florence, Alabama facility, which manufactures bare mechanical alloy wire products, nails and aluminum rod for aerospace, general engineering, and automotive applications.
Consideration consisted of (i) $9.0 in cash, (ii) the $6.7 Nichols Promissory Note from the Company to Nichols (see Note 4), and (iii) the assumption of certain liabilities totaling approximately $2.1. Total acquisition-related costs were approximately $0.8, all of which were expensed through December 31, 2010 and included in Selling, administrative, research and development, and general in the Statements of Consolidated Income. The acquisition did not have a material impact on the Company's consolidated financial statements.
The following table summarizes recognized amounts of identifiable assets acquired and liabilities assumed at the acquisition date:

Allocation of purchase price:
Inventory	$3.9
Other current assets	2.3
Property, plant and equipment	4.2
Definite lived intangible assets	4.3
Goodwill	3.1
Accounts payable and other current liabilities	(2.1)
Consideration paid	$15.7

The goodwill arising from the acquisition represents the commercial opportunity for the Company to sell small-diameter rod, bar and wire products, as a complement to its other products, to its core end market segments for aerospace, general engineering and automotive applications and is expected to be deductible for income tax purposes over the next 15 years.